EXPEDITION FUNDS


Investment Adviser and Custodian:
Compass Bank
15 S. 20th Street
Birmingham, Alabama 35233


Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Transfer Agent:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


Servicing Agent:
Boston Financial Data Services, Inc.
Two Heritage Drive
Quincy, Massachusetts 02171

Independent Auditors:
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, Pennsylvania 15222-5401

Counsel:
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036



EXPEDITION
FUNDS

Formerly The Starburst Funds



Bond Fund
----------------------------------------
Semi-Annual
Report
to Shareholders
----------------------------------------
APRIL 30, 1997

EXP-F-006-01


PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

As part of our commitment to provide you with the highest possible level of service, we are pleased to announce the following changes to our family of mutual funds.

NEW NAME--The Starburst Funds have been renamed the Expedition Funds. Though the name has changed, the funds' portfolios will continue to be managed by the experienced professionals of Compass Bank's Asset Management Division.

NEW FUND ADMINISTRATOR--The Board has appointed SEI Fund Resources as the new fund administrator. SEI brings a great deal of experience and ability to help develop distribution strategies to broaden the investor base and investment options of the Expedition Funds.

NEW EQUITY FUND--The Expedition Equity Fund is a new fund which will soon be available for investors. This fund's primary objective is to provide long-term growth of capital through investment in the stock market. Its secondary objective is to provide income. Investments will include both large and mid-capitalization stocks using a blended style of management.

EXPEDITION BOND FUND--Formerly called the Starburst Government Income Fund and now called the Expedition Bond Fund, this fund's shareholders may enjoy greater opportunities to increase their income potential because the fund is now able to purchase a wider variety of securities, including corporate bonds. The average maturity of the fund is expected to range between 3 to 5 years.

MONEY MARKET FUND--Shareholders may see an increase in their monthly dividend as a result of a reduction in the expenses of the fund.

Please read the remainder of this semi-annual report of the Expedition Funds for more information.

We are excited about the enhancements we are able to offer you with the Expedition Funds. And as always, we appreciate the opportunity to serve your investment needs and look forward to helping you plan for your financial expedition. Please contact us at 1-800-992-2085 should you have any questions.

Cordially,

Jan Koenig, CFA
Chief Investment Officer
Compass Asset Management


THE EXPEDITION BOND FUND
INVESTMENT REVIEW
--------------------------------------------------------------------------------

During the six-month period ended April 30, 1997, the yield on the two-year treasury note increased 46 basis points while the yield on the 30-year treasury bond increased 27 basis points. Thus, the yield curve flattened by 19 basis points. The Federal Reserve increased the Fed Funds rate target to 5.50% from 5.25% as a preemptive measure to control the risk of higher inflation. Tight labor markets, increased consumer confidence and lower exchange rates may increase the pressure on the Federal Reserve to take further action later this year.

Because of conflicting economic data and uncertainty regarding Federal Reserve monetary policy, Fund duration remained neutral at 3.20 years throughout the period. The Fund continued to be primarily invested in mortgage-backed securities and treasury securities. Mortgage-backed spreads remained attractive compared to agencies during the period.

The range bound trading of the fixed-income markets that began after the Federal Reserve meeting in March may continue through the second quarter or until economic data prompts the Federal Reserve to take more action. However, volatility outside the current trading ranges could occur due to an overreaction by the market to temporary or inaccurate data. Nevertheless, Fund average maturity is expected to remain near the Lehman Intermediate Government/Corporate Index while the Fund's adviser attempts to add value through the selection of attractive treasury securities.


THE EXPEDITION BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
LONG-TERM OBLIGATIONS--97.8%
-------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP.--15.6%
              -----------------------------------------------------------------------------------
$    964,879  6.50%, 11/15/2010, REMIC                                                             $     947,598
              -----------------------------------------------------------------------------------
   3,678,289  6.50%, 1/1/2011                                                                          3,585,081
              -----------------------------------------------------------------------------------
   1,300,413  7.00%, 12/15/2002                                                                        1,302,091
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    5,834,770
              -----------------------------------------------------------------------------------  -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION--13.3%
              -----------------------------------------------------------------------------------
   2,297,172  6.50%, 5/25/2020                                                                         2,279,690
              -----------------------------------------------------------------------------------
   2,670,475  7.00%, 3/1/2009                                                                          2,666,309
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    4,945,999
              -----------------------------------------------------------------------------------  -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION-REMIC--10.0%
              -----------------------------------------------------------------------------------
   2,645,083  7.15%, 11/25/2005                                                                        2,654,923
              -----------------------------------------------------------------------------------
   1,065,374  9.10%, 7/25/2018                                                                         1,075,825
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                    3,730,748
              -----------------------------------------------------------------------------------  -------------
              U.S. TREASURY BOND--16.0%
              -----------------------------------------------------------------------------------
   5,750,000  7.50%, 5/15/2002                                                                         5,980,862
              -----------------------------------------------------------------------------------  -------------
              U.S. TREASURY NOTES--42.9%
              -----------------------------------------------------------------------------------
   6,800,000  6.25%, 8/31/2000                                                                         6,761,036
              -----------------------------------------------------------------------------------
   8,900,000  7.50%, 11/15/2001                                                                        9,227,164
              -----------------------------------------------------------------------------------  -------------
              Total                                                                                   15,988,200
              -----------------------------------------------------------------------------------  -------------
              TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $37,627,490)                               36,480,579
              -----------------------------------------------------------------------------------  -------------


THE EXPEDITION BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  -------------
(A) REPURCHASE AGREEMENT--0.9%
-------------------------------------------------------------------------------------------------
$    345,000  First Chicago Capital Markets, Inc., 5.33%, dated 4/30/1997,
              due 5/1/1997                                                                         $     345,000
              -----------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $37,972,490)(B)                                   $  36,825,579
              -----------------------------------------------------------------------------------  -------------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $37,972,490. The net unrealized depreciation of investments on a federal tax basis amounts to $1,146,911 which is comprised of all depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($37,291,896) at
      April 30, 1997.

The following acronym is used throughout this portfolio:

REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)


THE EXPEDITION BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $37,972,490)                      $  36,825,579
---------------------------------------------------------------------------------------------------
Cash                                                                                                           970
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          663,133
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       37,489,682
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Payable for shares redeemed                                                              $      332
---------------------------------------------------------------------------------------
Income distribution payable                                                                 174,552
---------------------------------------------------------------------------------------
Accrued expenses                                                                             22,902
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     197,786
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 3,877,499 shares outstanding                                                          $  37,291,896
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  42,363,738
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                              (1,146,910)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                            (3,924,932)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  37,291,896
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE ($37,291,896 / 3,877,499 shares outstanding)                                       $9.62
---------------------------------------------------------------------------------------------------  -------------
OFFERING PRICE PER SHARE (100/97.50 of $9.62)*                                                               $9.87
---------------------------------------------------------------------------------------------------  -------------
REDEMPTION PROCEEDS PER SHARE                                                                                $9.62
---------------------------------------------------------------------------------------------------  -------------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


THE EXPEDITION BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  1,395,284
---------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $   153,976
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    29,256
--------------------------------------------------------------------------------------
Custodian fees                                                                                8,828
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     40,855
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     1,026
--------------------------------------------------------------------------------------
Distribution fees                                                                            51,609
--------------------------------------------------------------------------------------
Auditing fees                                                                                 8,828
--------------------------------------------------------------------------------------
Legal fees                                                                                    8,828
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    22,994
--------------------------------------------------------------------------------------
Share registration costs                                                                      4,106
--------------------------------------------------------------------------------------
Printing and postage                                                                          4,927
--------------------------------------------------------------------------------------
Miscellaneous                                                                                 4,311
--------------------------------------------------------------------------------------  -----------
     Total expenses                                                                         339,544
--------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $ (51,325)
---------------------------------------------------------------------------
  Waiver of distribution services fee                                          (51,609)
---------------------------------------------------------------------------  ---------
     Total waivers                                                                         (102,934)
--------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                    236,610
---------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                    1,158,674
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                         (552,128)
---------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                                     (110,493)
---------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized loss on investments                                                     (662,621)
---------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                             $    496,053
---------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)


THE EXPEDITION BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED
                                                                           (UNAUDITED)             YEAR ENDED
                                                                          APRIL 30, 1997        OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------
Net investment income                                                     $    1,158,674        $      3,235,001
--------------------------------------------------------------------
Net realized gain (loss) on investments ($552,128 and $1,622 net
loss, respectively, as computed for federal tax purposes)                       (552,128)                 (1,622)
--------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            (110,493)             (1,021,444)
--------------------------------------------------------------------  ----------------------  --------------------
     Change in net assets resulting from operations                              496,053               2,211,935
--------------------------------------------------------------------  ----------------------  --------------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------
Distributions from net investment income                                      (1,158,674)             (3,235,001)
--------------------------------------------------------------------  ----------------------  --------------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------
Proceeds from sale of shares                                                     286,320               1,379,740
--------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                           464,108               1,654,403
--------------------------------------------------------------------
Cost of shares redeemed                                                       (7,348,370)            (20,979,435)
--------------------------------------------------------------------  ----------------------  --------------------
     Change in net assets resulting from share transactions                   (6,597,942)            (17,945,292)
--------------------------------------------------------------------  ----------------------  --------------------
          Change in net assets                                                (7,260,563)            (18,968,358)
--------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------
Beginning of period                                                           44,552,459              63,520,817
--------------------------------------------------------------------  ----------------------  --------------------
End of period                                                             $   37,291,896        $     44,552,459
--------------------------------------------------------------------  ----------------------  --------------------

(See Notes which are an integral part of the Financial Statements)


THE EXPEDITION BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                   ENDED
                                                (UNAUDITED)
                                                 APRIL 30,                    YEAR ENDED OCTOBER 31,
                                                   1997         1996       1995       1994       1993       1992(A)
NET ASSET VALUE, BEGINNING OF PERIOD             $    9.77    $    9.92  $    9.54  $   10.40  $   10.25   $   10.00
---------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------
  Net investment income                               0.27         0.58       0.63       0.54       0.63        0.36
---------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                        (0.15)       (0.15)      0.38      (0.86)      0.21        0.25
---------------------------------------------  -------------  ---------  ---------  ---------  ---------  -----------
  Total from investment operations                    0.12         0.43       1.01      (0.32)      0.84        0.61
---------------------------------------------  -------------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
---------------------------------------------
  Distributions from net investment income           (0.27)       (0.58)     (0.63)     (0.54)     (0.63)      (0.36)
---------------------------------------------
  Distributions from net realized gain on
  investments                                       --           --         --         --          (0.06)     --
---------------------------------------------  -------------  ---------  ---------  ---------  ---------  -----------
  Total distributions                                (0.27)       (0.58)     (0.63)     (0.54)     (0.69)      (0.36)
---------------------------------------------  -------------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                   $    9.62    $    9.77  $    9.92  $    9.54  $   10.40   $   10.25
---------------------------------------------  -------------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                      1.26%        4.44%     10.94%     (3.12)%      8.42%       6.24%
---------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------
  Expenses                                            1.15%*       1.08%      1.04%      1.20%      1.11%       0.79%*
---------------------------------------------
  Net investment income                               5.64%*       5.90%      6.51%      5.44%      6.11%       6.79%*
---------------------------------------------
  Expense waiver/reimbursement (c)                    0.50%*       0.50%      0.47%      0.30%      0.29%       0.60%*
---------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------
  Net assets, end of period (000 omitted)          $37,292      $44,552    $63,521    $58,827    $97,246     $65,984
---------------------------------------------
  Portfolio turnover                                    19  %        77%        79%        91%        69%         88 %
---------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from April 20, 1992 (date of initial public investment) to October 31, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE EXPEDITION BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Expedition Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. As of April 30, 1997, the Trust consists of three portfolios. Effective June 9, 1997, the Trust registered a fourth portfolio, the Expedition Equity Fund, the financial statements included herein are only those of the Expedition Bond Fund (the "Fund") formerly the Starburst Government Income Fund, a diversified portfolio. The financial statements of the other portfolios which were operational at April 30, 1997 are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


THE EXPEDITION BOND FUND
--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At October 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $3,372,910, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   EXPIRATION YEAR        EXPIRATION AMOUNT
           2001             $     391,292
           2002             $   2,421,386
           2003             $     558,610
           2004             $       1,622

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


THE EXPEDITION BOND FUND
--------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED          YEAR ENDED
                                                                          APRIL 30, 1997        OCTOBER 31, 1996
Shares sold                                                                     29,479                 139,770
--------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared              47,797                 168,815
--------------------------------------------------------------------
Shares redeemed                                                               (758,273)             (2,151,640)
--------------------------------------------------------------------        ----------        --------------------
     Net change resulting from share transactions                             (680,997)             (1,843,055)
--------------------------------------------------------------------        ----------        --------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Compass Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. Effective June 9, 1997, SEI Fund Resources (SFR) serves as administrator to each Fund under an Administration Agreement. SFR is entitled to receive an annual fee based upon each Fund's average net assets, paid monthly, for services performed under the Administration Agreement.

     DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. Effective June 9, 1997, SEI Investments Distribution Co. serves as distributor to the Fund.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. Effective June 9, 1997 State Street Bank and Trust Company serves as the transfer agent and Boston Financial Data Services, Inc. serves as dividend disbursing agent for the funds.


THE EXPEDITION BOND FUND
--------------------------------------------------------------------------------

     PORTFOLIO ACCOUNTING FEES--FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     CUSTODIAN FEES--Compass Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
April 30, 1997, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $   7,659,526
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  12,317,433
---------------------------------------------------------------------------------------------------  -------------


SHARES OF THE EXPEDITION BOND FUND ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN SHARES OF THE EXPEDITION BOND FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.